Expense Example {- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund K PRO-07 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Class K	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810